INVESTMENTS IN ASSOCIATES - The Group's investments in associates (Details) ¥ in Millions, $ in Millions	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of associates [line items]
Share of net assets	¥ 4,433	$ 645	¥ 4,067
Associates [member]
Disclosure of associates [line items]
Share of net assets	¥ 4,433		¥ 4,067